17. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
17. SUBSEQUENT EVENTS

NOTE 17: SUBSEQUENT EVENTS

a) Common Stock

During the period from January 1, 2017 until the date of this report, the Company issued 2,640,046,960 shares of Common Stock for the partial conversion of the YP unsecured convertible promissory note dated June 9, 2016 (refer to Note 9). With the issuance of the Common Stock was converted an aggregate of $103,300 and $273,746 from the unsecured convertible promissory note and its interest liability, respectively.

On February 7, 2017, the Company issued 3,000,000 shares of Common Stock to a service provider for services rendered with a fair value of $3,000.

On March 11, 2017, the Company issued 10,000,000,000 restricted shares of Common Stock to the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors, for the settlement of his 2016 and 2017 annual base salary, according to the terms of his executive employment agreement (refer to Note 12).

On March 11, 2017, the Company issued 333,333,333 restricted shares of Common Stock to Mr. Pier and 333,333,333 shares of Common Stock to Mr. Frangos, for the settlement of their 2016 annual compensation as non-employee directors (refer to Note 12). Mr. Frangos’ shares of Common Stock were not subject to a lockup period, after his resignation in February 2017 and upon agreement with the Company. However, no additional shares will be issued in the future to Mr. Frangos.

b) Change of Board of Directors Member

On February 14, 2017, Mr. Harris Frangos resigned from the Company’s Board of Directors.

In March 3, 2017 Mr. William Corbett joined the Company’s Board of Directors. Mr. Corbett, age 57, has more than 30 years of experience on Wall Street, in Investment Banking, money management, and Senior VP positions at Bear Stearns, Lehman Brothers and Jesup Lamont. Also, Mr. Corbett was CEO of The Shemano Group for 12 years, and instrumental in building the investment banking firm into one of the premier boutique firms in the US. From its corporate headquarters in San Francisco, Mr. Corbett was one of the pioneers in the PIPE (Private Investment Public Equity) space, and starting in the early 90’s raised over a billion dollars for micro caps over the course of his career. His experience has included both public and private companies, and he has specialized in reverse mergers, IPOs, PIPEs, and Registered Directs. He holds a BS in Business Administration from the University of the Pacific and was inducted into the school’s Hall of Fame for collegiate golf in 2005.

The annual compensation of the non-employee director will be $100,000 per annum, payable $20,000 in cash and $80,000 in restricted shares of Common Stock. Any shares of Common Stock issued in connection to the annual compensation will be subject to 48 month lock-up restriction beginning on the date of issuance.

The number of restricted shares of Common Stock to be issued shall be calculated by dividing the annual compensation payable in shares of Common Stock, by the average closing price of the Company’s Common Stock for the last ten trading days prior to the date the restricted shares of Common Stock are issued. The restricted shares of Common Stock will be issued on a quarterly basis in arrears. At the end of every quarter and for five years thereafter, additional restricted shares of Common Stock may be issued by dividing the annual compensation payable in shares of Common Stock by the average closing price of the last ten trading days preceding the date that these additional restricted shares of Common Stock are issued and then deducting from that number the restricted shares of Common Stock previously issued for the annual compensation payable in shares of Common Stock.

c) Defaults

During March and April 2017, the Company was in default on the minimum liquidity covenant within the agreement with Conquistador Shipping Corporation as described in Note 7. As of the date of this annual report, the Company is no longer in default of the minimum liquidity covenant, however, Conquistador Shipping Corporation reserves its rights and remedies with respect to such default as provided in the agreement.

d) New Unsecured Convertible Promissory Note

On March 9, 2017, the Company entered into a securities purchase agreement with YP Holdings, LLC, pursuant to which, the Company agreed to issue a 10.75% unsecured convertible promissory note for an aggregate principal amount up to $5,000,000 within the next 3 years. The terms of the agreement are similar to the ones described in “Note 9. (1) YP Holdings, LLC”, except from the calculation of the credit risk adjustment, where, the interest rate shall adjust upward by 98.45 basis points for each amount, if any, equal to $0.05, and not on any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is below $0.85 per share of Common Stock. The interest rate shall adjust downward by 98.45 basis points for each amount, if any, equal to $0.05, and not on any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is $1.15 per share of Common Stock. The maturity date of the unsecured convertible promissory note is March 9, 2027. From March 9, 2017 and until the date of this report the Company received an aggregate amount of $400,000 in relation to the unsecured convertible promissory note. As of the date of this report, no portion of the note was converted.

e) Shareholders Meeting and Reverse Split

On April 7, 2017, the Company held its annual shareholders meeting whereby the shareholders granted discretionary authority to the Company’s board of directors to (i) amend the Amended and Restated Articles of Incorporation of the Company to effect one or more consolidations of the issued and outstanding shares of the Company’s Common Stock, pursuant to which the shares of Common Stock would be combined and reclassified into one share of Common Stock at an aggregate ratio within the range from 1-for-2 up to 1-for-30,000, no later than the first anniversary of the date of the annual meeting (the “Reverse Stock Split”) (ii) to amend and restate the Company’s Amended and Restated Articles of Incorporation in order to, among other items, provide more clarity and simplify the provisions relating to the Company’s share structure and to authorize the creation of shares of “blank check” preferred stock by filing the Amended and Restated Articles of Incorporation, and (iii) to ratify the appointment of Liggett and Webb P.A. as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016. As of the date of this annual report, the Board approved the filing of the Company’s Amended and Restated Articles of Incorporation (the “Amendment”) with the Registrar of the Republic of the Marshall Islands; however, the Company has not yet filed the Amendment so the changes to the Company’s charter are not yet effective. The Company expects to file the Amendment in May 2017 and expects these changes to take effect upon approval by the Financial Industry Regulatory Authority, Inc.